CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 6,311,835	$ 915,131	¥ 4,692,874	¥ 5,919,356
Adjustments to reconcile net income to net cash by operating activities:
(Reversal of) provision for allowance for doubtful accounts	70,427	10,211	(17,118)	(9,131)
Inventory write-down	130,660	18,944	35,346	554,850
Depreciation of property and equipment	1,231,305	178,522	1,096,971	970,083
Amortization of deferred income	(41,408)	(6,004)	(39,192)	(27,351)
Impairment of long-lived assets	239,302	34,696	61,922	47,022
Amortization of intangible assets	3,256	472	12,078	36,539
Amortization of land use rights	178,800	25,929	150,481	132,657
Deferred tax assets	79,018	11,457	(131,756)	(66,259)
Deferred tax liabilities	(28,743)	(4,167)	(20,260)	(37,364)
Loss on disposal of property and equipment and land use rights	34,785	5,043	5,691	7,752
Share based compensation expenses	1,207,581	175,082	1,010,013	951,048
Share of (income) loss of equity method investees	6,559	951	(42,303)	(30,015)
Impairment loss of other investments	93,904	13,615	378,989
Impairment loss of equity method investees			35,791	43,160
Investment (gain) loss and revaluation of investments	(236,374)	(34,271)	64,577	(293,140)
Gain on disposal of subsidiaries			(189,142)	(48,626)
Gain on disposal of equity method investees	(304,570)	(44,158)		(57,629)
(Gain) loss on disposal of other investments	(91)	(13)	355	(351,863)
Noncash lease expense	293,235	42,515	326,532	403,875
Changes in operating assets and liabilities:
Accounts receivable	(99,333)	(14,402)	(88,049)	988,109
Amounts due from related parties	(32,650)	(4,734)	5,188	(6,493)
Other receivables and prepayments	(263,404)	(38,190)	172,448	727,406
Other long-term assets	8,870	1,286	(24,584)
Interest receivables on short-term investments	(12,294)	(1,782)	(42,618)	(58,719)
Inventories	1,455,103	210,970	917,384	(527,198)
Dividends received from equity method investees	149,426	21,665	54,235	114,579
Accounts payable	982,951	142,514	(1,941,657)	1,386,900
Advances from customers	(94,711)	(13,732)	269,890	262,824
Accrued expenses and other current liabilities	(248,491)	(36,028)	263,960	1,268,114
Amounts due to related parties	(210,952)	(30,585)	(25,200)	(60,644)
Deferred income	(66,034)	(9,574)	67,939	(54,186)
Operating lease liabilities	(318,310)	(46,151)	(316,141)	(365,212)
Net cash generated from operating activities	10,519,692	1,525,212	6,744,644	11,820,444
Cash flows from investing activities:
Purchases of property and equipment	(2,430,773)	(352,429)	(2,732,399)	(2,237,257)
Purchases of land use rights	(671,816)	(97,404)	(846,246)	(34,638)
Government subsidies received for land use rights	489,894	71,028	96,365	205,554
Proceed from disposal of property and equipment and land use rights	42,819	6,208	395,077	305,417
Purchases of short-term investments	(11,195,077)	(1,623,134)	(8,549,180)	(14,349,500)
Redemption of short-term investments upon maturities	14,950,467	2,167,614	10,450,180	9,626,105
Investments in equity method investees and other investments	(283,700)	(41,131)	(760,154)	(1,601,915)
Proceed from disposal of investments	180,530	26,174	63,826	1,053,722
Payment for acquisition, net of cash acquired of RMB183,025, RMB401 and RMB166,193 in 2020, 2021 and 2022, respectively	(387,507)	(56,183)	(148,809)	(569,425)
Deposit paid for other investments			(228,571)
Cash paid for loan originations	(269,335)	(39,050)	(262,275)	(819,767)
Cash received for disposal of subsidiaries	2,394	347	600,458	562,791
Cash received from loan repayments	621,257	90,074	135,662	1,117,786
Other investing activities	0	0	(540,423)	46,084
Net cash (used in) provided by investing activities	1,049,153	152,114	(2,326,489)	(6,695,043)
Cash flows from financing activities:
Proceeds from bank and other borrowings	4,592,327	665,825	4,068,888	2,544,445
Repayment to bank and other borrowings	(4,047,898)	(586,890)	(3,124,583)	(2,689,972)
Borrowing from equity method investees	5,000	725	40,800	63,830
Repayment of loans from equity method investees	(71,400)	(10,352)	(30,600)	(6,470)
Repayment of loans from non-controlling interests	(24,000)	(3,480)
Borrowing from non-controlling interests shareholders	87,000	12,614	70,000
Capital contributions from non-controlling interests shareholders	185,195	26,851	461,148	122,613
Repurchase of ordinary shares	(6,257,703)	(907,282)	(1,938,798)
Acquisition of non-controlling interests	(7,105)	(1,030)	(7,374)	(41,167)
Dividend distribution to non-controlling interest shareholders	(34,807)	(5,047)	(18,083)	(12,496)
Proceeds from issuance of ordinary shares upon exercise of share options	0	0	419,814	895
Deferred settlement on acquisition of non-controlling interests				(2,517)
Net cash used in financing activities	(5,573,391)	(808,066)	(58,788)	(20,839)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(63,322)	(9,181)	581	(12,526)
Net increase in cash, cash equivalents and restricted cash	5,932,132	860,079	4,359,948	5,092,036
Cash, cash equivalents and restricted cash at beginning of the year	17,171,269	2,489,600	12,811,321	7,719,285
Cash, cash equivalents and restricted cash at end of the year	23,103,401	3,349,679	17,171,269	12,811,321
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents	21,938,653		16,297,410	11,995,415
Restricted cash	1,164,748		873,859	815,906
Total cash, cash equivalents and restricted cash at end of the year	23,103,401		17,171,269	12,811,321
Supplemental disclosures of cash flow information:
Interest paid	21,822	3,164	13,766	67,357
Income tax paid	1,640,885	237,906	1,360,721	1,136,012
Supplemental disclosure of non-cash activities:
Conversion of receivables due from the Group as additional capital contribution made by non-controlling interests shareholders (Note 18)				62,518
Reclassification of land use rights to assets held for sale				109,429
Reclassification of property and equipment to assets held for sale				299,319
Settlement for a loan due from an equity method investee at inventories received (Note 24)			216,000
Disposal of an equity method investment at inventories received (Note 10)	177,543	25,741
Settlement of loan received through acquisition of non-controlling interests	20,000	2,900
Capital contribution from non-controlling interest settled by dividend payable, net of tax of RMB1,500	6,000	870
Right-of-use assets obtained under operating lease	¥ 301,796	$ 43,756	¥ 163,620	¥ 696,883